SUPPLEMENT DATED SEPTEMBER 21, 2015

TO THE PROSPECTUSES DATED MAY 1, 2015 FOR

INSURED SERIES POLICY
ISP CHOICE
FIRST CHOICE
TAX TAMER I
FIRST CHOICE BONUS ANNUITY
SPVL A MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
VARIABLE UNIVERSAL LIFE INSURANCE POLICY

TO THE PROSPECTUS DATED MAY 1, 2012 FOR

TAX TAMER II

AND

TO THE PROSPECTUS DATED APRIL 23, 2002 FOR

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY

Effective on or about September 21, 2015, First Investors Life Insurance Company and other First Investors entities will change their names as set forth below. The name changes will not affect the management or operations of these entities. Additionally, there will be no change to the names of the products offered by First Investors Life Insurance Company, and you will be able to reach the company through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Life Insurance Company” and “First Investors Life” are replaced with “Foresters Life Insurance and Annuity Company” and “FLIAC”, respectively.

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

4.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

5.	All references to the web address “www.firstinvestors.com” are replaced with “www.forestersfinancial.com”.

* * * * *

Please retain this Supplement for future reference.

FILPO0915

SUPPLEMENT DATED SEPTEMBER 21, 2015

TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2015 FOR THE

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE
LIFE INSURANCE SEPARATE ACCOUNT B
LEVEL PREMIUM VARIABLE LIFE INSURANCE POLICIES

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

FIRST INVESTORS LIFE SEPARATE ACCOUNT E
INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012 FOR THE

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

AND

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 23, 2002 FOR THE

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY

Effective on or about September 21, 2015, First Investors Life Insurance Company and other First Investors entities will change their names as set forth below.  The name changes will not affect the management or operations of these entities.  Additionally, there will be no change to the names of the products offered by First Investors Life Insurance Company and you will be able to reach the company through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.
All references to “First Investors Life Insurance Company” are replaced with “Foresters Life Insurance and Annuity Company.”  All references to “First Investors Life” or “FIL” are replaced with “FLIAC”.

2.	All references to “First Investors Consolidated Corporation” and “FICC” are replaced with “Foresters Financial Holding Company, Inc.” and “FFHC”, respectively.

3.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

4.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

5.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

6.	All references to the web address “www.firstinvestors.com” are replaced with “www.forestersfinancial.com”.

7.	All references to “First Investors Advisory Services, LLC” are replaced with “Foresters Advisory Services, LLC” and “FAS”, respectively.

* * * * *
Please retain this Supplement for future reference.
FILSAI0915